AXP(R)
                                                                      Stock Fund
                                                          2002 SEMIANNUAL REPORT

American
   Express(R)
Funds

(icon of) magnifying glass

AXP Stock Fund seeks to provide shareholders with current income and growth of capital.


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Big Names, Big Business

These are the names you know. They are the movers and shakers of today's business world. Whether representing established U.S. firms or companies that have made their mark overseas, the securities found in AXP Stock Fund make up a veritable who's who in the financial market. These stocks offer a dual benefit of ongoing growth potential along with a steady stream of dividend income. And as we move toward a more global economy, these blue chip, multinational companies are well-positioned to prosper in the 21st century.

CONTENTS
From the Chairman                                            3
Portfolio Manager Q & A                                      3
Fund Facts                                                   5
The 10 Largest Holdings                                      6
Financial Statements (Fund)                                  7
Notes to Financial Statements (Fund)                        10
Financial Statements (Portfolio)                            16
Notes to Financial Statements (Portfolio)                   18
Investments in Securities                                   21

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2   AXP STOCK FUND -- SEMIANNUAL REPORT


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(picture of) Arne H. Carlson
Arne H. Carlson
Chairman of the board

From the Chairman
For most of us investors, the past several months proved to be an extremely trying time. More recently, the events of this past September and the prospect of what may follow have added to our collective concern.

While nothing can change what has happened, we can control how we respond. In broad terms, I would strongly advise that you keep a focus on your long-term financial goals and not let specific events dictate your investment decisions. Ultimately, it is where you finish, not where you are at the moment, that matters most. Your financial advisor plays an essential role in this process, so please let him or her help you by reviewing your situation and plotting the proper investment course.

As I have indicated in the past, the role our Board plays in your financial future is to monitor and confirm that each American Express mutual fund meets its investment objective and that its management style stays on target. We want each fund to be able to deliver to you, the shareholder, the type of performance you expect and the best results that can be obtained. Toward that end, American Express has made significant changes in its investment management capability, and will continue to make changes as it strives to provide a consistent standard of excellence.

On behalf of the Board,

Arne H. Carlson

(picture of) G. Michael Kennedy
G. Michael Kennedy
Portfolio manager

Portfolio Manager Q & A
Q: How did AXP Stock Fund perform over the six-month period ended March 31, 2002?
A: Despite significant volatility in the equity markets during the six-month period, AXP Stock Fund returned 9.19% (Class A shares excluding sales charges). By comparison, the unmanaged Standard & Poor's 500 Index and the Lipper Large-Cap Core Funds Index returned 10.97% and 10.37%, respectively, for the same period.

Q: What factors affected the Fund's performance during the six months?
A: The period began with the stock market trying to shake off the effects of the September 11th terrorist attacks. Stocks managed to perform quite well from the beginning of October through the end of 2001. The Fund was able to capitalize on much of the market's

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3   AXP STOCK FUND -- SEMIANNUAL REPORT


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positive movement, but we were caught off guard by the sudden surge in technology stocks that took place particularly in November. We held a slightly smaller-than-average position in technology stocks during that time, and missed some of the opportunities that quickly developed there. However, our broad-based focus on the market proved to be more effective after November. Stocks did well in December, but struggled in the first two months of 2002. Finally in March, we saw a healthier market environment, as investors continued to focus on clear signals that the U.S. economy was on the mend. However, as the period came to an end, there were still concerns hanging over the market. Among them were issues related to company accounting practices tied to the Enron debacle and heightened tensions in the Middle East.

Q: What changes did you make to the portfolio during the period?
A: Throughout the period, we maintained a rather conservative structure in the portfolio, emphasizing large-cap stocks that represented a wide cross-section of the market. As it became clear that the economy would quickly emerge from the recessionary environment of 2001, we looked for selected opportunities among stocks that could benefit from the early stages of a recovery. These included a number of basic materials and industrial stocks, such as Boeing, Dow Chemical and Weyerhaeuser. We also added some attractively-valued technology companies to the Fund, although we were selective with our stock picking in this industry. Overall, technology stocks continued to represent a smaller-than-average weighting. Because we still had a cautious view toward the economic recovery, we continued to favor more defensive industries such as health care, consumer staples and insurance. In addition, we focused on reasonably priced stocks and companies that showed the ability to generate solid earnings.

Q: What is your outlook for the coming months?
A: Even though economic news has been mildly positive, we continue to anticipate a rather slow recovery as the year unfolds. We look for leadership in the stock market to come primarily from basic materials and industrial stocks, and are maintaining a strong emphasis in those sectors. Technology stocks should rebound as well, but many companies will continue to face a challenge in meeting profit expectations as a number of them appear greatly overvalued. We are particularly focused on companies that have a strong balance sheet and solid free cash flow. This may be critical in separating the winners from the losers in what appears to be a very selective operating and profit environment for stocks. While in general, the environment of an improving economy and continued low inflation should be positive for stocks, we anticipate continued market volatility throughout the rest of the Fund's fiscal year. The Fund's more defensive approach to stock selection should prove beneficial in that kind of environment.

G. Michael Kennedy

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4   AXP STOCK FUND -- SEMIANNUAL REPORT


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Fund Facts

Class A -- 6-month performance
(All figures per share)

Net asset value (NAV)
March 31, 2002                                                       $19.40
Sept. 30, 2001                                                       $17.86
Increase                                                             $ 1.54

Distributions -- Oct. 1, 2001 - March 31, 2002
From income                                                          $ 0.10
From long-term capital gains                                         $   --
Total distributions                                                  $ 0.10
Total return*                                                        +9.19%

Class B -- 6-month performance
(All figures per share)

Net asset value (NAV)
March 31, 2002                                                       $19.22
Sept. 30, 2001                                                       $17.70
Increase                                                             $ 1.52

Distributions -- Oct. 1, 2001 - March 31, 2002
From income                                                          $ 0.03
From long-term capital gains                                         $   --
Total distributions                                                  $ 0.03
Total return*                                                        +8.76%

Class C -- 6-month performance
(All figures per share)

Net asset value (NAV)
March 31, 2002                                                       $19.17
Sept. 30, 2001                                                       $17.66
Increase                                                             $ 1.51

Distributions -- Oct. 1, 2001 - March 31, 2002
From income                                                          $ 0.03
From long-term capital gains                                         $   --
Total distributions                                                  $ 0.03
Total return*                                                        +8.76%

Class Y -- 6-month performance
(All figures per share)

Net asset value (NAV)
March 31, 2002                                                       $19.40
Sept. 30, 2001                                                       $17.86
Increase                                                             $ 1.54

Distributions -- Oct. 1, 2001 - March 31, 2002
From income                                                          $ 0.11
From long-term capital gains                                         $   --
Total distributions                                                  $ 0.11
Total return*                                                        +9.27%

* The total return is a hypothetical investment in the Fund with all distributions reinvested. Returns do not include sales load. The prospectus discusses the effect of sales charges, if any, on the various classes.

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5   AXP STOCK FUND -- SEMIANNUAL REPORT


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The 10 Largest Holdings

                            Percent                             Value
                        (of net assets)                (as of March 31, 2002)

 General Electric             3.4%                         $116,095,000
 McGraw-Hill Companies        2.6                            88,725,000
 Wal-Mart Stores              2.5                            85,806,000
 USA Networks                 2.5                            85,779,000
 Microsoft                    2.5                            84,434,000
 Baxter Intl                  2.5                            83,328,000
 Caterpillar                  2.4                            79,590,000
 Wyeth                        2.3                            78,780,000
 Pfizer                       2.1                            71,532,000
 Exxon Mobil                  2.1                            70,128,000

For further detail about these holdings, please refer to the section entitled "Investments in Securities."

(picture of) pie chart

The 10 holdings listed here
make up 24.9% of net assets

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6   AXP STOCK FUND -- SEMIANNUAL REPORT


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


Financial Statements

Statement of assets and liabilities

AXP Stock Fund, Inc.

March 31, 2002 (Unaudited)

 Assets
Investment in Portfolio (Note 1)                                                                     $3,386,206,447
Capital shares receivable                                                                                     4,713
                                                                                                              -----
Total assets                                                                                          3,386,211,160
                                                                                                      -------------

 Liabilities
Accrued distribution fee                                                                                     24,969
Accrued service fee                                                                                           1,928
Accrued transfer agency fee                                                                                     294
Accrued administrative services fee                                                                           2,733
Other accrued expenses                                                                                      129,558
                                                                                                            -------
Total liabilities                                                                                           159,482
                                                                                                            -------
Net assets applicable to outstanding capital stock                                                   $3,386,051,678
                                                                                                     ==============

 Represented by
Capital stock -- $.01 par value (Note 1)                                                             $    1,747,356
Additional paid-in capital                                                                            3,188,198,981
Excess of distributions over net investment income                                                         (538,902)
Accumulated net realized gain (loss) (Note 5)                                                          (127,995,634)
Unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies                                   324,639,877
                                                                                                        -----------
Total -- representing net assets applicable to outstanding capital stock                             $3,386,051,678
                                                                                                     ==============
Net assets applicable to outstanding shares:                Class A                                  $2,347,456,616
                                                            Class B                                  $  328,641,624
                                                            Class C                                  $    2,595,855
                                                            Class Y                                  $  707,357,583
Net asset value per share of outstanding capital stock:     Class A shares        121,030,270        $        19.40
                                                            Class B shares         17,100,015        $        19.22
                                                            Class C shares            135,437        $        19.17
                                                            Class Y shares         36,469,880        $        19.40
                                                                                   ----------        --------------

See accompanying notes to financial statements.

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7   AXP STOCK FUND -- SEMIANNUAL REPORT


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


Statement of operations

AXP Stock Fund, Inc.

Six months ended March 31, 2002 (Unaudited)

Investment income
Income:
Dividends                                                                                              $ 26,329,688
Interest                                                                                                  3,690,092
   Less foreign taxes withheld                                                                              (30,260)
                                                                                                            -------
Total income                                                                                             29,989,520
                                                                                                         ----------
Expenses (Note 2):
Expenses allocated from Portfolio                                                                         8,214,300
Distribution fee
   Class A                                                                                                2,893,372
   Class B                                                                                                1,592,149
   Class C                                                                                                   10,858
Transfer agency fee                                                                                       1,797,278
Incremental transfer agency fee
   Class A                                                                                                  105,685
   Class B                                                                                                   45,795
   Class C                                                                                                      466
Service fee -- Class Y                                                                                      347,318
Administrative services fees and expenses                                                                   502,870
Compensation of board members                                                                                 7,350
Printing and postage                                                                                        158,274
Registration fees                                                                                            47,437
Audit fees                                                                                                    5,375
Other                                                                                                         8,515
                                                                                                              -----
Total expenses                                                                                           15,737,042
   Earnings credits on cash balances (Note 2)                                                               (13,272)
                                                                                                            -------
Total net expenses                                                                                       15,723,770
                                                                                                         ----------
Investment income (loss) -- net                                                                          14,265,750
                                                                                                         ----------

Realized and unrealized gain (loss) -- net
Net realized gain (loss) on:
   Security transactions                                                                                (95,142,461)
   Options contracts written                                                                              2,091,929
                                                                                                          ---------
Net realized gain (loss) on investments                                                                 (93,050,532)
Net change in unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies                                   371,571,740
                                                                                                        -----------
Net gain (loss) on investments and foreign currencies                                                   278,521,208
                                                                                                        -----------
Net increase (decrease) in net assets resulting from operations                                        $292,786,958
                                                                                                       ============

See accompanying notes to financial statements.

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8   AXP STOCK FUND -- SEMIANNUAL REPORT


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


Statements of changes in net assets

AXP Stock Fund, Inc.

                                                                               March 31, 2002         Sept. 30, 2001
                                                                              Six months ended          Year ended
                                                                                 (Unaudited)

Operations and distributions
Investment income (loss) -- net                                                $   14,265,750       $    34,220,246
Net realized gain (loss) on investments                                           (93,050,532)           (1,571,000)
Net change in unrealized appreciation (depreciation) on investments
     and on translation of assets and liabilities in foreign currencies           371,571,740        (1,175,193,638)
                                                                                  -----------        --------------
Net increase (decrease) in net assets resulting from operations                   292,786,958        (1,142,544,392)
                                                                                  -----------        --------------
Distributions to shareholders from:
     Net investment income
         Class A                                                                  (12,061,636)          (22,908,683)
         Class B                                                                     (512,003)             (128,550)
         Class C                                                                       (3,964)               (2,956)
         Class Y                                                                   (4,118,633)           (8,211,333)
     Net realized gain
         Class A                                                                     (170,708)         (342,402,971)
         Class B                                                                      (23,793)          (45,710,431)
         Class C                                                                         (157)             (118,787)
         Class Y                                                                      (51,115)         (101,769,580)
                                                                                      -------          ------------
Total distributions                                                               (16,942,009)         (521,253,291)
                                                                                  -----------          ------------

Capital share transactions (Note 3)
Proceeds from sales
     Class A shares (Note 2)                                                       62,438,635           105,362,503
     Class B shares                                                                29,730,360            54,166,817
     Class C shares                                                                   832,073             1,915,657
     Class Y shares                                                                60,311,056           154,851,512
Reinvestment of distributions at net asset value
     Class A shares                                                                11,040,735           335,208,053
     Class B shares                                                                   526,131            45,253,410
     Class C shares                                                                     4,026               117,399
     Class Y shares                                                                 3,872,623           100,711,162
Payments for redemptions
     Class A shares                                                              (195,070,196)         (359,608,863)
     Class B shares (Note 2)                                                      (33,306,743)          (74,452,177)
     Class C shares (Note 2)                                                         (193,591)             (398,828)
     Class Y shares                                                              (108,248,811)         (196,776,065)
                                                                                 ------------          ------------
Increase (decrease) in net assets from capital share transactions                (168,063,702)          166,350,580
                                                                                 ------------           -----------
Total increase (decrease) in net assets                                           107,781,247        (1,497,447,103)
Net assets at beginning of period                                               3,278,270,431         4,775,717,534
                                                                                -------------         -------------
Net assets at end of period                                                    $3,386,051,678       $ 3,278,270,431
                                                                               ==============       ===============
Undistributed (excess of distributions over) net investment income             $     (538,902)      $     1,891,584
                                                                               --------------       ---------------

See accompanying notes to financial statements.

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9   AXP STOCK FUND -- SEMIANNUAL REPORT


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Notes to Financial Statements

AXP Stock Fund, Inc.

(Unaudited as to March 31, 2002)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
The Fund is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. The Fund has 10 billion authorized shares of capital stock.

The Fund offers Class A, Class B, Class C and Class Y shares.

o Class A shares are sold with a front-end sales charge.
o Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth calendar year of ownership.
o Class C shares may be subject to a CDSC.
o Class Y shares have no sales charge and are offered only to qualifying institutional investors.

All classes of shares have identical voting, dividend and liquidation rights. The distribution fee, incremental transfer agency fee and service fee (class specific expenses) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

Investment in Equity Portfolio
The Fund invests all of its assets in Equity Portfolio (the Portfolio), a series of Growth and Income Trust (the Trust), an open-end investment company that has the same objectives as the Fund. The Portfolio invests primarily in common stocks and securities convertible into common stocks.

The Fund records daily its share of the Portfolio's income, expenses and realized and unrealized gains and losses. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The Fund records its investment in the Portfolio at the value that is equal to the Fund's proportionate ownership interest in the Portfolio's net assets. The percentage of the Portfolio owned by the Fund as of March 31, 2002 was 99.99%. Valuation of securities held by the Portfolio is discussed in Note 1 of the Portfolio's "Notes to financial statements" (included elsewhere in this report).

Use of estimates
Preparing financial statements that conform to accounting principles generally accepted in the United States of America requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

Federal taxes
The Fund's policy is to comply with all sections of the Internal Revenue Code that apply to regulated investment companies and to distribute substantially all of its taxable income to the shareholders. No provision for income or excise taxes is thus required.

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Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes, and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

Dividends to shareholders
Dividends from net investment income, declared and paid each calendar quarter, when available, are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

2. EXPENSES AND SALES CHARGES
In addition to the expenses allocated from the Portfolio, the Fund accrues its own expenses as follows:

The Fund has an agreement with American Express Financial Corporation (AEFC) to provide administrative services. Under an Administrative Services Agreement, the Fund pays AEFC a fee for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.04% to 0.02% annually. A minor portion of additional administrative service expenses paid by the Fund are consultants' fees and fund office expenses. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees and any other expenses properly payable by the Fund and approved by the board.

Under a separate Transfer Agency Agreement, American Express Client Service Corporation (AECSC) maintains shareholder accounts and records. The incremental transfer agency fee is the amount charged to the specific classes for the additional expense above the fee for Class Y. The Fund pays AECSC an annual fee per shareholder account for this service as follows:

o  Class A $19.00
o  Class B $20.00
o  Class C $19.50
o  Class Y $17.00

The Fund has agreements with American Express Financial Advisors Inc. (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a distribution fee at an annual rate up to 0.25% of the Fund's average daily net assets attributable to Class A shares and up to 1.00% for Class B and Class C shares.

Under a Shareholder Service Agreement, the Fund pays the Distributor a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.10% of the Fund's average daily net assets attributable to Class Y shares.

Sales charges received by the Distributor for distributing Fund shares were $606,028 for Class A, $121,380 for Class B and $385 for Class C for the six months ended March 31, 2002.

During the six months ended March 31, 2002, the Fund's transfer agency fees were reduced by $13,272 as a result of earnings credits from overnight cash balances.

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11   AXP STOCK FUND -- SEMIANNUAL REPORT


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3. CAPITAL SHARE TRANSACTIONS
Transactions in shares of capital stock for the years indicated are as follows:

                                                   Six months ended March 31, 2002
                                             Class A     Class B    Class C     Class Y

Sold                                       3,317,167  1,595,823     44,801    3,200,453
Issued for reinvested distributions          576,159     27,960        214      202,330
Redeemed                                 (10,368,980)(1,790,104)   (10,387)  (5,786,185)
                                         ----------- ----------    -------   ----------
Net increase (decrease)                   (6,475,654)  (166,321)    34,628   (2,383,402)
                                          ----------   --------     ------   ----------

                                                      Year ended Sept. 30, 2001
                                             Class A     Class B    Class C     Class Y
Sold                                       4,825,308  2,471,218     88,031    7,103,795
Issued for reinvested distributions       15,679,368  2,126,797      5,533    4,716,026
Redeemed                                 (16,783,964)(3,545,110)   (19,004)  (9,137,041)
                                         ----------- ----------    -------   ----------
Net increase (decrease)                    3,720,712  1,052,905     74,560    2,682,780
                                           ---------  ---------     ------    ---------

4. BANK BORROWINGS

The Fund has a revolving credit agreement with U.S. Bank, N.A., whereby the Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund must have asset coverage for borrowings not to exceed the aggregate of 333% of advances equal to or less than five business days plus 367% of advances over five business days. The agreement, which enables the Fund to participate with other American Express mutual funds, permits borrowings up to $200 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to the Federal Funds Rate plus 0.30% or the Eurodollar Rate (Reserve Adjusted) plus 0.20%. Borrowings are payable up to 90 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.05% per annum. The Fund had no borrowings outstanding during the six months ended March 31, 2002.

5. CAPITAL LOSS CARRY-OVER
For federal income purposes, the Fund has a capital loss carry-over of $22,659,099 as of Sept. 30, 2001, that will expire in 2010 if not offset by capital gains. It is unlikely the board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires.

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12   AXP STOCK FUND -- SEMIANNUAL REPORT


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6. FINANCIAL HIGHLIGHTS

The tables below show certain important finanicial information for evaluating the Fund's results.

Class A

Per share income and capital changes(a)

Fiscal period ended Sept. 30,                             2002(f)      2001         2000         1999          1998

Net asset value, beginning of period                    $17.86       $27.12       $26.14       $24.18        $27.44

Income from investment operations:

Net investment income (loss)                               .08          .20          .19          .24           .29

Net gains (losses) (both realized and unrealized)         1.56        (6.47)        4.11         4.00           .22

Total from investment operations                          1.64        (6.27)        4.30         4.24           .51

Less distributions:

Dividends from net investment income                      (.10)        (.18)        (.18)        (.24)         (.30)

Distributions from realized gains                           --        (2.81)       (3.14)       (2.04)        (3.47)

Total distributions                                       (.10)       (2.99)       (3.32)       (2.28)        (3.77)

Net asset value, end of period                          $19.40       $17.86       $27.12       $26.14        $24.18

Ratios/supplemental data

Net assets, end of period (in millions)                 $2,347       $2,277       $3,358       $3,105        $2,783

Ratio of expenses to average daily net assets(c)          .90%(d)      .87%         .84%         .82%          .77%

Ratio of net investment income (loss)
     to average daily net assets                          .90%(d)      .88%         .67%         .90%         1.14%

Portfolio turnover rate
     (excluding short-term securities)                     47%          87%          53%          76%           79%

Total return(e)                                          9.19%      (24.87%)      16.59%       17.71%         2.04%


Class B

Per share income and capital changes(a)

Fiscal period ended Sept. 30,                             2002(f)      2001         2000         1999          1998

Net asset value, beginning of period                    $17.70       $26.90       $25.97       $24.05        $27.32

Income from investment operations:

Net investment income (loss)                               .02          .01           --          .06           .10

Net gains (losses) (both realized and unrealized)         1.53        (6.39)        4.07         3.96           .21

Total from investment operations                          1.55        (6.38)        4.07         4.02           .31

Less distributions:

Dividends from net investment income                      (.03)        (.01)          --         (.06)         (.11)

Distributions from realized gains                           --        (2.81)       (3.14)       (2.04)        (3.47)

Total distributions                                       (.03)       (2.82)       (3.14)       (2.10)        (3.58)

Net asset value, end of period                          $19.22       $17.70       $26.90       $25.97        $24.05

Ratios/supplemental data

Net assets, end of period (in millions)                   $329         $306         $436         $349          $258

Ratio of expenses to average daily net assets(c)         1.67%(d)     1.64%        1.60%        1.59%         1.53%

Ratio of net investment income (loss)
     to average daily net assets                          .13%(d)      .11%        (.09%)        .12%          .39%

Portfolio turnover rate
     (excluding short-term securities)                     47%          87%          53%          76%           79%

Total return(e)                                          8.76%      (25.48%)      15.73%       16.81%         1.27%

See accompanying notes to financial highlights.

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13   AXP STOCK FUND -- SEMIANNUAL REPORT



Class C

Per share income and capital changes(a)

Fiscal period ended Sept. 30,                             2002(f)      2001        2000(b)

Net asset value, beginning of period                    $17.66       $26.88       $26.70

Income from investment operations:

Net investment income (loss)                               .02          .04          .05

Net gains (losses) (both realized and unrealized)         1.52        (6.41)         .17

Total from investment operations                          1.54        (6.37)         .22

Less distributions:

Dividends from net investment income                      (.03)        (.04)        (.04)

Distributions from realized gains                           --        (2.81)          --

Total distributions                                       (.03)       (2.85)        (.04)

Net asset value, end of period                          $19.17       $17.66       $26.88

Ratios/supplemental data

Net assets, end of period (in millions)                     $3           $2           $1

Ratio of expenses to average daily net assets(c)         1.69%(d)     1.64%        1.60%(d)

Ratio of net investment income (loss)
     to average daily net assets                          .11%(d)      .16%         .02%(d)

Portfolio turnover rate
     (excluding short-term securities)                     47%          87%          53%

Total return(e)                                          8.76%      (25.47%)        .81%

Class Y

Per share income and capital changes(a)

Fiscal period ended Sept. 30,                             2002(f)      2001         2000         1999          1998

Net asset value, beginning of period                    $17.86       $27.13       $26.14       $24.18        $27.44

Income from investment operations:

Net investment income (loss)                               .10          .23          .23          .27           .31

Net gains (losses) (both realized and unrealized)         1.55        (6.47)        4.13         4.00           .22

Total from investment operations                          1.65        (6.24)        4.36         4.27           .53

Less distributions:

Dividends from net investment income                      (.11)        (.22)        (.23)        (.27)         (.32)

Distributions from realized gains                           --        (2.81)       (3.14)       (2.04)        (3.47)

Total distributions                                       (.11)       (3.03)       (3.37)       (2.31)        (3.79)

Net asset value, end of period                          $19.40       $17.86       $27.13       $26.14        $24.18

Ratios/supplemental data

Net assets, end of period (in millions)                   $707         $694         $981       $1,063        $1,027

Ratio of expenses to average daily net assets(c)         .74%(d)       .71%         .69%         .72%          .70%

Ratio of net investment income (loss)
     to average daily net assets                        1.05%(d)      1.04%         .82%        1.00%         1.21%

Portfolio turnover rate
     (excluding short-term securities)                     47%          87%          53%          76%           79%

Total return(e)                                          9.27%     (24.77%)       16.80%       17.81%         2.12%

See accompanying notes to financial highlights.

--------------------------------------------------------------------------------
14   AXP STOCK FUND -- SEMIANNUAL REPORT

Notes to financial highlights

(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Inception date was June 26, 2000.
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
(d) Adjusted to an annual basis.
(e) Total return does not reflect payment of a sales charge.
(f) Six months ended March 31, 2002 (Unaudited).

--------------------------------------------------------------------------------
15   AXP STOCK FUND -- SEMIANNUAL REPORT



Financial Statements

Statement of assets and liabilities

Equity Portfolio

March 31, 2002 (Unaudited)

Assets
Investments in securities at value, (Note 1)*
   (identified cost $3,092,076,407)                                                                  $3,416,735,602
Dividends and accrued interest receivable                                                                 2,682,502
                                                                                                          ---------
Total assets                                                                                          3,419,418,104
                                                                                                      -------------

Liabilities
Disbursements in excess of cash on demand deposit                                                            28,554
Payable upon return of securities loaned (Note 4)                                                        32,992,500
Accrued investment management services fee                                                                   44,088
Other accrued expenses                                                                                       65,508
                                                                                                             ------
Total liabilities                                                                                        33,130,650
                                                                                                         ----------
Net assets                                                                                           $3,386,287,454
                                                                                                     ==============
*Including securities on loan, at value (Note 4)                                                     $   31,028,993
                                                                                                     --------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
16   AXP STOCK FUND -- SEMIANNUAL REPORT



Statement of operations

Equity Portfolio

Six months ended March 31, 2002 (Unaudited)

Investment income
Income:
Dividends                                                                                              $ 26,330,300
Interest                                                                                                  3,685,751
   Less foreign taxes withheld                                                                              (30,261)
                                                                                                            -------
Total income                                                                                             29,985,790
                                                                                                         ----------
Expenses (Note 2):
Investment management services fee                                                                        8,067,134
Compensation of board members                                                                                10,425
Custodian fees                                                                                               99,281
Audit fees                                                                                                   16,250
Other                                                                                                        23,640
                                                                                                             ------
Total expenses                                                                                            8,216,730
   Earnings credits on cash balances (Note 2)                                                                (2,241)
                                                                                                             ------
Total net expenses                                                                                        8,214,489
                                                                                                          ---------
Investment income (loss) -- net                                                                          21,771,301
                                                                                                         ----------

Realized and unrealized gain (loss) -- net
Net realized gain (loss) on:
   Security transactions (Note 3)                                                                       (95,144,633)
   Options contracts written (Note 5)                                                                     2,091,929
                                                                                                          ---------
Net realized gain (loss) on investments                                                                 (93,052,704)
Net change in unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilitites in foreign currencies                                  371,580,358
                                                                                                        -----------
Net gain (loss) on investments and foreign currencies                                                   278,527,654
                                                                                                        -----------
Net increase (decrease) in net assets resulting from operations                                        $300,298,955
                                                                                                       ============

Statements of changes in net assets

Equity Portfolio

                                                                               March 31, 2002        Sept. 30, 2001
                                                                              Six months ended         Year ended
                                                                                 (Unaudited)

Operations
Investment income (loss) -- net                                                $   21,771,301       $    51,514,327
Net realized gain (loss) on investments                                           (93,052,704)           (1,591,366)
Net change in unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilitites in foreign currencies            371,580,358        (1,175,198,544)
                                                                                  -----------        --------------
Net increase (decrease) in net assets resulting from operations                   300,298,955        (1,125,275,583)
                                                                                  -----------        --------------
Proceeds from contributions                                                        22,635,840            14,412,855
Fair value of withdrawals                                                        (215,424,995)         (386,364,764)
                                                                                 ------------          ------------
Net contributions (withdrawals) from partners                                    (192,789,155)         (371,951,909)
                                                                                 ------------          ------------
Total increase (decrease) in net assets                                           107,509,800        (1,497,227,492)
Net assets at beginning of period                                               3,278,777,654         4,776,005,146
                                                                                -------------         -------------
Net assets at end of period                                                    $3,386,287,454       $ 3,278,777,654
                                                                               ==============       ===============

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
17   AXP STOCK FUND -- SEMIANNUAL REPORT

Notes to Financial Statements

Equity Portfolio

(Unaudited as to March 31, 2002)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Equity Portfolio (the Portfolio) is a series of Growth and Income Trust (the Trust) and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. Equity Portfolio invests primarily in common stocks and securities convertible into common stocks. The Declaration of Trust permits the Trustees to issue non-transferable interests in the Portfolio.

The Portfolio's significant accounting policies are summarized below:

Use of estimates
Preparing financial statements that conform to accounting principles generally accepted in the United States of America requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

Valuation of securities
All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

Option transactions
To produce incremental earnings, protect gains and facilitate buying and selling of securities for investments, the Portfolio may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. The Portfolio also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Portfolio gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolio pays a premium whether or not the option is exercised. The Portfolio also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Portfolio will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

--------------------------------------------------------------------------------
18   AXP STOCK FUND -- SEMIANNUAL REPORT

Futures transactions
To gain exposure to or protect itself from market changes, the Portfolio may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Portfolio also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Portfolio recognizes a realized gain or loss when the contract is closed or expires.

Foreign currency translations and foreign currency contracts
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

The Portfolio may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Portfolio and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Portfolio is subject to the credit risk that the other party will not complete its contract obligations.

Federal taxes
For federal income tax purposes the Portfolio qualifies as a partnership and each investor in the Portfolio is treated as the owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. As a "pass-through" entity, the Portfolio therefore does not pay any income dividends or capital gain distributions.

Other
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including level-yield amortization of premium and discount, is accrued daily.

2. FEES AND EXPENSES
The Trust, on behalf of the Portfolio, has an Investment Management Services Agreement with AEFC to manage its portfolio. Under this agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Portfolio's average daily net assets in reducing percentages from 0.53% to 0.40% annually. The fee may be adjusted upward or downward by a performance incentive adjustment based on a comparison of the performance of Class A shares of AXP Stock Fund to the Lipper Large-Cap Core Funds Index. The maximum

--------------------------------------------------------------------------------
19   AXP STOCK FUND -- SEMIANNUAL REPORT
adjustment is 0.08% of the Portfolio's average daily net assets after deducting 1% from the performance difference. If the performance difference is less than 1%, the adjustment will be zero. The adjustment increased the fee by $98,089 for the six months ended March 31, 2002.

Under the agreement, the Trust also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees, audit and certain legal fees, fidelity bond premiums, registration fees for units, office expenses, consultants' fees, compensation of trustees, corporate filing fees, expenses incurred in connection with lending securities of the Portfolio and any other expenses properly payable by the Trust or Portfolio and approved by the board.

During the six months ended March 31, 2002, the Portfolio's custodian fees were reduced by $2,241 as a result of earnings credits from overnight cash balances. The Portfolio also pays custodian fees to American Express Trust Company, an affiliate of AEFC.

According to a Placement Agency Agreement, American Express Financial Advisors Inc. acts as placement agent of the Trust's units.

3. SECURITIES TRANSACTIONS
Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $1,665,554,727 and $1,443,981,969, respectively, for the six months ended March 31, 2002. For the same period, the portfolio turnover rate was 47%. Realized gains and losses are determined on an identified cost basis.

Brokerage commissions paid to brokers affiliated with AEFC were $431,793 for the six months ended March 31, 2002.

4. LENDING OF PORTFOLIO SECURITIES
As of March 31, 2002, securities valued at $31,028,993 were on loan to brokers. For collateral, the Portfolio received $32,992,500 in cash. Income from securities lending amounted to $37,967 for the six months ended March 31, 2002. The risks to the Portfolio of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

5. OPTIONS CONTRACTS WRITTEN
Contracts and premiums associated with options contracts written are as follows:

                             Six months ended March 31, 2002
                                          Calls
                                 Contracts      Premiums

Balance Sept. 30, 2001            10,000     $ 2,091,929
Opened                                --              --
Expired                          (10,000)     (2,091,929)
                                 -------      ----------
Balance March 31, 2002                --     $        --
                                 -------      ----------

See "Summary of significant accounting policies."

--------------------------------------------------------------------------------
20   AXP STOCK FUND -- SEMIANNUAL REPORT

Investments in Securities

Equity Portfolio

March 31, 2002 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common stocks (92.7%)
Issuer                                     Shares                  Value(a)

Aerospace & defense (5.4%)
Boeing                                  1,400,000               $67,550,000
Lockheed Martin                           800,000                46,064,000
Northrop Grumman                          400,000                45,220,000
Raytheon                                  600,000                24,630,000
Total                                                           183,464,000

Airlines (0.6%)
Southwest Airlines                      1,050,000                20,317,500

Automotive & related (0.4%)
General Motors                            200,000                12,090,000

Banks and savings & loans (4.3%)
Bank of America                           700,000                47,614,000
Comerica                                  500,000                31,285,000
U.S. Bancorp                            1,400,000                31,598,000
Wells Fargo                               700,000                34,580,000
Total                                                           145,077,000

Beverages & tobacco (1.8%)
Anheuser-Busch                          1,200,000                62,640,000

Building materials & construction (1.5%)
Weyerhaeuser                              800,000                50,288,000

Chemicals (2.2%)
Dow Chemical                            1,200,000                39,264,000
Rohm & Haas                               800,000                33,816,000
Total                                                            73,080,000

Communications equipment & services (1.5%)
Motorola                                2,200,000                31,240,000
Nokia ADR Cl A                          1,000,000(c)             20,740,000
Total                                                            51,980,000

Computers & office equipment (5.6%)
Cisco Systems                           2,000,000(b)             33,860,000
Intl Business Machines                    200,000                20,800,000
Microsoft                               1,400,000(b)             84,434,000
SAP ADR                                   900,000(c)             33,480,000
Sun Microsystems                        2,000,000(b)             17,640,000
Total                                                           190,214,000

Electronics (5.6%)
Analog Devices                            500,000(b)             22,520,000
Intel                                   2,000,000                60,820,000
KLA-Tencor                                700,000(b)             46,550,000
Taiwan Semiconductor
     Mfg ADR                            2,000,000(b,c)           41,500,000
Texas Instruments                         600,000                19,860,000
Total                                                           191,250,000

Energy (2.9%)
Conoco                                  1,000,000                29,180,000
Exxon Mobil                             1,600,000                70,128,000
Total                                                            99,308,000

Energy equipment & services (1.6%)
Transocean Sedco Forex                    900,000                29,907,000
Weatherford Intl                          500,000(b)             23,815,000
Total                                                            53,722,000

Financial services (2.1%)
Citigroup                               1,200,000                59,424,000
MBNA                                      300,000                11,571,000
Total                                                            70,995,000

Food (2.7%)
General Mills                             700,000                34,195,000
Kraft Foods Cl A                          700,000                27,055,000
Tyson Foods Cl A                        2,500,000                31,200,000
Total                                                            92,450,000

Health care (17.9%)
Abbott Laboratories                       800,000                42,080,000
Baxter Intl                             1,400,000                83,328,000
Genentech                                 600,000(b)             30,270,000
IDEC Pharmaceuticals                      500,000(b)             32,150,000
Johnson & Johnson                       1,000,000                64,950,000
Laboratory Corp
     America Holdings                     450,000(b)             43,137,000
MedImmune                                 900,000(b)             35,397,000
Medtronic                               1,000,000                45,210,000
Pfizer                                  1,800,000                71,532,000
Pharmacia                               1,000,000                45,080,000
Stryker                                   500,000                30,165,000
Wyeth                                   1,200,000                78,780,000
Total                                                           602,079,000

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
21   AXP STOCK FUND -- SEMIANNUAL REPORT

Issuer                                     Shares                  Value(a)

Household products (2.6%)
Gillette                                1,300,000               $44,213,000
Procter & Gamble                          500,000                45,045,000
Total                                                            89,258,000

Industrial equipment & services (2.4%)
Caterpillar                             1,400,000                79,590,000

Insurance (3.7%)
American Intl Group                       600,000                43,284,000
Jefferson-Pilot                           600,000                30,048,000
Lincoln Natl                              700,000                35,511,000
Travelers Property
     Casualty Cl A                        900,000(b)             18,000,000
Total                                                           126,843,000

Leisure time & entertainment (1.0%)
Mattel                                  1,700,000                35,428,000

Media (7.9%)
Clear Channel Communications              400,000(b)             20,564,000
Gannett                                   400,000                30,440,000
McGraw-Hill Companies                   1,300,000                88,725,000
Omnicom Group                             400,000                37,760,000
USA Networks                            2,700,000(b)             85,779,000
Total                                                           263,268,000

Metals (2.0%)
Alcoa                                   1,800,000                67,932,000
Multi-industry conglomerates (6.1%)
Emerson Electric                          400,000                22,956,000
General Electric                        3,100,000               116,095,000
Minnesota Mining & Mfg                    600,000                69,006,000
Total                                                           208,057,000

Paper & packaging (1.5%)
Intl Paper                              1,200,000                51,612,000

Retail (4.7%)
Home Depot                                950,000                46,179,500
Wal-Mart Stores                         1,400,000                85,806,000
Walgreen                                  700,000                27,433,000
Total                                                           159,418,500

Transportation (1.3%)
Union Pacific                             700,000                43,498,000
Utilities-- electric (3.4%)
Allegheny Energy                          800,000                33,080,000
Dominion Resources                        700,000                45,612,000
Xcel Energy                             1,500,000                38,025,000
Total                                                           116,717,000

Total common stocks
(Cost: $2,841,556,221)                                       $3,140,576,000

Preferred stocks (4.0%)
Issuer                                     Shares                  Value(a)

Dominion Resources
     9.50% Cv                             342,000               $21,009,060
Duke Energy
     8.25% Cv                             980,000                25,195,800
Electronic Data Systems
     7.63% Cv                             500,000                25,275,000
FPL Group
     8.50% Cv                             300,000                16,830,000
General Motors
     5.25% Cv Series B                    600,000                16,398,000
MetLife Capital Trust I
     8.00% Cm Cv                          300,000                29,355,000
Total preferred stocks
(Cost: $115,315,459)                                           $134,062,860

Bonds (1.0%)
Issuer                        Coupon        Principal              Value(a)
                                rate           amount

Costco Wholesale
   Zero Coupon Cv
     08-19-17                3.50%        $21,000,000(d,e)      $19,320,000
Devon Energy
   Cv
     08-15-08                4.90          15,000,000            15,018,750

Total bonds
(Cost: $27,442,815)                                             $34,338,750

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
22   AXP STOCK FUND -- SEMIANNUAL REPORT

Short-term securities (3.2%)
Issuer                   Annualized            Amount              Value(a)
                      yield on date        payable at
                        of purchase          maturity

U.S. government agencies (1.7%)
Federal Home Loan Bank Disc Nt
   04-03-02                  1.71%         $6,300,000            $6,298,293
Federal Home Loan Mtge Corp Disc Nts
   04-30-02                  1.78           5,000,000             4,991,842
   05-14-02                  1.80           8,000,000             7,981,200
Federal Natl Mtge Assn Disc Nt
   05-14-02                  1.76          37,900,000            37,814,351
Total                                                            57,085,686

Commercial paper (1.5%)
Abbey Natl North America
   04-29-02                  1.93           4,600,000             4,592,190
Morgan Stanley, Dean Witter & Co
   04-08-02                  1.78           8,300,000             8,295,486
Nordea North America
   04-02-02                  1.68           5,200,000             5,198,628
Procter & Gamble
   05-09-02                  1.82%         $2,000,000(f)         $1,995,753
Salomon Smith Barney
   04-08-02                  1.79          10,000,000             9,994,530
Windmill Funding
   04-01-02                  1.87          20,600,000(f)         20,595,719
Total                                                            50,672,306

Total short-term securities
(Cost: $107,761,912)                                           $107,757,992

Total investments in securities
(Cost: $3,092,076,407)(g)                                    $3,416,735,602

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b)   Non-income producing.

(c) Foreign security values are stated in U.S. dollars. As of March 31, 2002, the value of foreign securities represented 2.8% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the board.

(e) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(f) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board.

(g) At March 31, 2002, the cost of securities for federal income tax purposes was approximately $3,092,076,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                  $414,453,000
      Unrealized depreciation                                   (89,793,000)
                                                                -----------
      Net unrealized appreciation                              $324,660,000
                                                               ============

--------------------------------------------------------------------------------
23   AXP STOCK FUND -- SEMIANNUAL REPORT

AXP Stock Fund
70100 AXP Financial Center
Minneapolis, MN 55474

americanexpress.com

Ticker Symbol
Class A: INSTX        Class B: IDSBX
Class C: N/A          Class Y: IDSYX

This report must be accompanied or preceded by the Fund's current prospectus. Distributed by American Express Financial Advisors Inc. Member NASD.
American Express Company is separate from American Express Financial Advisors Inc. and is not a broker-dealer.

                                                        S-6365 T (5/02)